CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 21, 2018
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000	1,000,000
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Number of class B common stock shares subject to forfeiture				750,000
Class A Common stock
Temporary equity, par value per share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption		22,123,034		22,061,272	0
Temporary equity, redemption price per share (in dollars per share)		$ 10		$ 10	$ 10
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, shares issued		876,966		938,728	0
Common stock shares outstanding		876,966	876,491	938,728	0	0
Number of shares issued for possible redemption		22,123,034		22,061,272	0
Class B common stock
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000		10,000,000	10,000,000
Common stock, shares issued		5,750,000		5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	0